Contingencies and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments

Note 18.     Contingencies and Commitments

Lawsuits and Legal Proceedings

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. As of March 31, 2019, there are no such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.

Note 18. Contingencies and Commitments

(a)	Operating Lease Commitment

The Company is committed to paying leased property costs related to our offices as follows:

Leased Property
Years ending December 31	Costs
2019	$1,728,670
2020	1,341,024
2021	1,202,496
2022	1,294,781
2023	1,343,668
Thereafter	2,587,280
Total	$9,497,919

(b)	Lawsuits and Legal Proceedings

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. As of December 31, 2018, there are no such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.